Summary of Significant Accounting Policies - Fair Value Measurements (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements
Transfers of financial instruments between levels	$ 0.0	$ 0.0
Virtu Financial, LLC and subsidiaries
Fair Value Measurements
Transfers of financial instruments between levels			$ 0.0	$ 0.0